Cover	Nov. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Eagle Pharmaceuticals, Inc., or the Company, on November 7, 2022, or the Original Form 8-K. The Original Form 8-K furnished the Company's November 7, 2022 press release, or the Original Press Release, which reported the Company's results for the fiscal quarter ended September 30, 2022. As described in Item 2.02 below, on November 9, 2022, the Company reissued the press release, or the Updated Press Release, correcting certain disclosures in the Original Press Release regarding the Company's Condensed Consolidated Balance Sheets, Condensed Consolidated Statements of Operations, Condensed Consolidated Statements of Cash Flows, Reconciliation of GAAP to adjusted non-GAAP net income and adjusted non-GAAP earnings per share, and Reconciliation of GAAP to adjusted non-GAAP EBITDA and corresponding figures included in the narrative therein, and is correcting corresponding references made on its third quarter 2022 earnings call held on November 7, 2022. The other information disclosed in the Original Press Release, Original Form 8-K and earnings call is unchanged.
Document Period End Date	Nov. 07, 2022
Entity File Number	001-36306
Entity Registrant Name	Eagle Pharmaceuticals, Inc.
Entity Central Index Key	0000827871
Entity Tax Identification Number	20-8179278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Tice Boulevard
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	201
Local Phone Number	326-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $0.001 per share)
Trading Symbol	EGRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false